Loan Payable	12 Months Ended
Dec. 31, 2018
Loans Payable [Abstract]
Note 5. Loan Payable

On May 18, 2018, the Company obtained a loan of $15,000 from a third-party bearing interest at 10% per annum. The loan has no repayment terms and can be repaid at any time.

At December 31, 2018, an interest of $937 was recorded as part of the loan payable.